Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI TAX EXEMPT TRUST
Entity Central Index Key	0000701817
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000017636
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class F
Trading Symbol	SEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$64	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance versus its benchmark for the reporting period was due primarily to an overweight allocation to longer-dated bonds. Security selection within the housing and utility sectors contributed positively to Fund performance, while security selection in tobacco was a detractor. At the sub-adviser level, Wellington Management Company modestly outperformed the benchmark, benefiting from security selection in the health care and housing sectors, while an overweight allocation to long end of the yield curve had a negative impact. Insight North America LLC underperformed due to an underweight allocation to general obligation (GO) bonds and an overweight to revenue bonds. Delaware Investments Fund Advisers' underperformance was attributable to allocations to BBB rated and high-yield bonds. Overweight exposure to the long end of the yield curve also weighed on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Intermediate-Term Municipal Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,917	$106,878	$105,974
Aug/17	$106,537	$107,822	$107,133
Aug/18	$106,428	$108,349	$107,177
Aug/19	$114,918	$117,796	$115,922
Aug/20	$117,745	$121,607	$119,854
Aug/21	$122,427	$125,737	$123,147
Aug/22	$112,258	$114,883	$114,416
Aug/23	$113,506	$116,841	$116,337
Aug/24	$120,395	$123,955	$122,453
Aug/25	$121,093	$124,051	$124,691

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class F Shares	0.58%	0.56%	1.93%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	1.83%	0.79%	2.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,540,175,000
Holdings Count | Holding	850
Advisory Fees Paid, Amount	$ 3,100
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,540,175	850	$3,100	25%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	2.1%
Nursing Homes	3.1%
Tobacco	3.4%
Industrial Development	3.4%
Power	4.6%
Housing	4.7%
Transportation	5.6%
Water	6.1%
Airports	8.7%
Education	10.9%
Health Care	11.2%
General Obligations	11.9%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B	1.700%	11/15/52	0.5%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147417
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class Y
Trading Symbol	SINYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$39	0.39%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter  maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance versus its benchmark for the reporting period was due primarily to an overweight allocation to longer-dated bonds. Security selection within the housing and utility sectors contributed positively to Fund performance, while security selection in tobacco was a detractor. At the sub-adviser level, Wellington Management Company modestly outperformed the benchmark, benefiting from security selection in the health care and housing sectors, while an overweight allocation to long end of the yield curve had a negative impact. Insight North America LLC underperformed due to an underweight allocation to general obligation (GO) bonds and an overweight to revenue bonds. Delaware Investments Fund Advisers' underperformance was attributable to allocations to BBB rated and high-yield bonds. Overweight exposure to the long end of the yield curve also weighed on Fund performance

.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Intermediate-Term Municipal Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$106,178	$106,878	$105,974
Aug/17	$107,156	$107,822	$107,133
Aug/18	$107,234	$108,349	$107,177
Aug/19	$116,173	$117,796	$115,922
Aug/20	$119,328	$121,607	$119,854
Aug/21	$124,381	$125,737	$123,147
Aug/22	$114,347	$114,883	$114,416
Aug/23	$115,908	$116,841	$116,337
Aug/24	$123,247	$123,955	$122,453
Aug/25	$124,273	$124,051	$124,691

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class Y Shares	0.83%	0.82%	2.20%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	1.83%	0.79%	2.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,540,175,000
Holdings Count | Holding	850
Advisory Fees Paid, Amount	$ 3,100
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,540,175	850	$3,100	25%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	2.1%
Nursing Homes	3.1%
Tobacco	3.4%
Industrial Development	3.4%
Power	4.6%
Housing	4.7%
Transportation	5.6%
Water	6.1%
Airports	8.7%
Education	10.9%
Health Care	11.2%
General Obligations	11.9%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B	1.700%	11/15/52	0.5%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017624
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class F
Trading Symbol	SUMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$65	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Class F Shares of the Fund modestly underperformed relative to its benchmark for the reporting period. Security selection in revenue sectors such as health care and utilities contributed positively to performance, while an underweight allocation to general obligation (GO) bonds detracted as the sector outperformed the overall municipal market. At the sub-adviser level, both Neuberger Berman Investment Advisers LLC and Allspring Global Investments (Allspring) outperformed the benchmark for the reporting period. Neuberger Berman benefited from an overweight to cash collateralized housing bonds—which property developers use to secure favorable tax credits for affordable housing projects— while Allspring’s performance was bolstered by security selection in health care and education bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Short Duration Municipal Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$100,475	$106,878	$100,768
Aug/17	$100,948	$107,822	$101,816
Aug/18	$101,476	$108,349	$102,471
Aug/19	$103,658	$117,796	$105,190
Aug/20	$105,409	$121,607	$107,243
Aug/21	$106,216	$125,737	$107,911
Aug/22	$103,744	$114,883	$106,192
Aug/23	$105,684	$116,841	$108,137
Aug/24	$110,167	$123,955	$112,689
Aug/25	$113,608	$124,051	$116,362

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class F Shares	3.12%	1.51%	1.28%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	3.26%	1.65%	1.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 770,978,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 1,616
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$770,978	517	$1,616	31%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.3%
Nursing Homes	0.6%
Pollution Control	1.8%
Water	2.0%
Airports	2.3%
Utilities	2.8%
Power	3.1%
Transportation	4.2%
Industrial Development	5.4%
Education	9.4%
General Obligations	12.9%
Health Care	12.9%
Housing	19.9%
General Revenue	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.3%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser H	2.400%	01/15/48	1.9%
Iowa State, Finance Authority, UnityPoint Health Project	2.150%	07/01/41	1.8%
Tulsa, Ser A	0.050%	01/01/26	1.2%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.1%
Gainesville, Utilities System Revenue Authority, Ser B	2.450%	10/01/42	1.0%
Tennergy	5.000%	10/01/54	1.0%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	1.0%
Alachua County, Housing Finance Authority	3.300%	12/01/29	0.9%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	0.9%

Material Fund Change [Text Block]

Material Fund Changes

In October 2024, Western Asset Management was terminated as a sub-advisor in the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147411
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class Y
Trading Symbol	SHYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$40	0.39%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund modestly outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Class Y Shares of the Fund modestly outperformed relative to its benchmark for the reporting period. Security selection in revenue sectors such as health care and utilities contributed positively to performance, while an underweight allocation to general obligation (GO) bonds detracted as the sector outperformed the overall municipal market. At the sub-adviser level, both Neuberger Berman Investment Advisers LLC and Allspring Global Investments (Allspring) outperformed the benchmark for the reporting period. Neuberger Berman benefited from an overweight to cash collateralized housing bonds—which property developers use to secure favorable tax credits for affordable housing projects— while Allspring’s performance was bolstered by security selection in health care and education bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Short Duration Municipal Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$100,735	$106,878	$100,768
Aug/17	$101,465	$107,822	$101,816
Aug/18	$102,250	$108,349	$102,471
Aug/19	$104,711	$117,796	$105,190
Aug/20	$106,651	$121,607	$107,243
Aug/21	$107,732	$125,737	$107,911
Aug/22	$105,470	$114,883	$106,192
Aug/23	$107,711	$116,841	$108,137
Aug/24	$112,562	$123,955	$112,689
Aug/25	$116,368	$124,051	$116,362

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class Y Shares	3.38%	1.76%	1.53%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	3.26%	1.65%	1.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 770,978,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 1,616
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$770,978	517	$1,616	31%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.3%
Nursing Homes	0.6%
Pollution Control	1.8%
Water	2.0%
Airports	2.3%
Utilities	2.8%
Power	3.1%
Transportation	4.2%
Industrial Development	5.4%
Education	9.4%
General Obligations	12.9%
Health Care	12.9%
Housing	19.9%
General Revenue	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.3%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser H	2.400%	01/15/48	1.9%
Iowa State, Finance Authority, UnityPoint Health Project	2.150%	07/01/41	1.8%
Tulsa, Ser A	0.050%	01/01/26	1.2%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.1%
Gainesville, Utilities System Revenue Authority, Ser B	2.450%	10/01/42	1.0%
Tennergy	5.000%	10/01/54	1.0%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	1.0%
Alachua County, Housing Finance Authority	3.300%	12/01/29	0.9%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	0.9%

Material Fund Change [Text Block]

Material Fund Changes

In October 2024, Western Asset Management was terminated as a sub-advisor in the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000017631
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class F
Trading Symbol	SBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$61	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. Security selection was the largest driver of the Fund’s relative performance over the reporting period. Positions in the health care and transportation sectors detracted from performance, while overweight allocations to transportation and housing bonds had a positive impact.

As one of the largest economies in the world, California’s general obligation (GO) bonds, are currently rated AA/AA2/AA- by Fitch Ratings, Moody’s Corp., and S&P Global Ratings, respectively, reflecting a strong credit profile. The state’s reserves of nearly $20 billion provide protection from a credit standpoint, in addition to numerous spending cuts to which the state government has committed. While wildfires in January 2025 were devastating, the state of California has significant resources to help navigate the recovery.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	California Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg California Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,069	$106,878	$105,406
Aug/17	$105,634	$107,822	$106,448
Aug/18	$104,295	$108,349	$106,207
Aug/19	$111,766	$117,796	$114,273
Aug/20	$114,440	$121,607	$118,507
Aug/21	$115,940	$125,737	$120,247
Aug/22	$107,006	$114,883	$112,172
Aug/23	$107,789	$116,841	$113,663
Aug/24	$112,503	$123,955	$119,041
Aug/25	$114,249	$124,051	$122,555

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class F Shares	1.55%	-0.03%	1.34%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg California Intermediate Municipal Index (USD)	2.95%	0.67%	2.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 232,618,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 592
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$232,618	141	$592	28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Utilities	0.8%
Tobacco	0.8%
Industrial Development	1.1%
Pollution Control	1.5%
Transportation	1.9%
Water	2.6%
Nursing Homes	3.1%
Housing	3.8%
Power	7.5%
Airports	7.8%
Healthcare	11.7%
Education	14.3%
General Obligations	17.4%
General Revenue	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.0%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
California State	5.000%	10/01/35	2.4%
California State, Various Purpose	5.000%	10/01/29	2.4%
California State	5.000%	11/01/31	2.2%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.2%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.0%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147416
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SCYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$46	0.46%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. Security selection was the largest driver of the Fund’s relative performance over the reporting period. Positions in the health care and transportation sectors detracted from performance, while overweight allocations to transportation and housing bonds had a positive impact.

As one of the largest economies in the world, California’s general obligation (GO) bonds, are currently rated AA/AA2/AA- by Fitch Ratings, Moody’s Corp., and S&P Global Ratings, respectively, reflecting a strong credit profile. The state’s reserves of nearly $20 billion provide protection from a credit standpoint, in addition to numerous spending cuts to which the state government has committed. While wildfires in January 2025 were devastating, the state of California has significant resources to help navigate the recovery.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	California Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg California Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,154	$106,878	$105,406
Aug/17	$105,877	$107,822	$106,448
Aug/18	$104,692	$108,349	$106,207
Aug/19	$112,360	$117,796	$114,273
Aug/20	$115,118	$121,607	$118,507
Aug/21	$116,796	$125,737	$120,247
Aug/22	$107,946	$114,883	$112,172
Aug/23	$109,023	$116,841	$113,663
Aug/24	$113,847	$123,955	$119,041
Aug/25	$115,828	$124,051	$122,555

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class Y Shares	1.74%	0.12%	1.48%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg California Intermediate Municipal Index (USD)	2.95%	0.67%	2.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 232,618,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 592
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$232,618	141	$592	28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Utilities	0.8%
Tobacco	0.8%
Industrial Development	1.1%
Pollution Control	1.5%
Transportation	1.9%
Water	2.6%
Nursing Homes	3.1%
Housing	3.8%
Power	7.5%
Airports	7.8%
Healthcare	11.7%
Education	14.3%
General Obligations	17.4%
General Revenue	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.0%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
California State	5.000%	10/01/35	2.4%
California State, Various Purpose	5.000%	10/01/29	2.4%
California State	5.000%	11/01/31	2.2%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.2%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.0%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017627
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class F
Trading Symbol	SMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$65	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields were driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance relative to the Fund’s benchmark for the reporting period was attributable to a long duration posture and yield-curve positioning as yields in the intermediate to long segments moved higher. Security selection in the revenue sectors was the primary detractor from performance. Security selection in the utility and health care sectors also hampered Fund performance. An overweight to utilities also weighed on performance, while security selection in the education sector was a contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Massachusetts Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,433	$106,878	$105,763
Aug/17	$105,671	$107,822	$107,023
Aug/18	$103,549	$108,349	$105,717
Aug/19	$111,862	$117,796	$114,617
Aug/20	$114,986	$121,607	$119,403
Aug/21	$116,059	$125,737	$121,213
Aug/22	$107,031	$114,883	$112,874
Aug/23	$108,016	$116,841	$114,357
Aug/24	$112,532	$123,955	$119,318
Aug/25	$114,013	$124,051	$122,086

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class F Shares	1.32%	-0.17%	1.32%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	2.32%	0.45%	2.02%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 60,239,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 160
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$60,239	71	$160	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Nursing Homes	1.8%
Housing	2.0%
Power	3.6%
General Revenue	7.2%
Airports	7.6%
Water	9.4%
Transportation	10.3%
General Obligations	14.8%
Health Care	18.7%
Education	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.6%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.9%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.6%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Port Authority, Ser A, AMT	5.000%	07/01/28	2.2%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A	5.000%	03/01/29	2.1%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147413
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SMSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$50	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields were driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance relative to the Fund’s benchmark for the reporting period was attributable to a long duration posture and yield-curve positioning as yields in the intermediate to long segments moved higher. Security selection in the revenue sectors was the primary detractor from performance. Security selection in the utility and health care sectors also hampered Fund performance. An overweight to utilities also weighed on performance, while security selection in the education sector was a contributor

.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Massachusetts Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,521	$106,878	$105,763
Aug/17	$105,829	$107,822	$107,023
Aug/18	$103,856	$108,349	$105,717
Aug/19	$112,475	$117,796	$114,617
Aug/20	$115,690	$121,607	$119,403
Aug/21	$117,054	$125,737	$121,213
Aug/22	$107,994	$114,883	$112,874
Aug/23	$109,262	$116,841	$114,357
Aug/24	$113,891	$123,955	$119,318
Aug/25	$115,674	$124,051	$122,086

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class Y Shares	1.57%	0.00%	1.47%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	2.32%	0.45%	2.02%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 60,239,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 160
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$60,239	71	$160	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Nursing Homes	1.8%
Housing	2.0%
Power	3.6%
General Revenue	7.2%
Airports	7.6%
Water	9.4%
Transportation	10.3%
General Obligations	14.8%
Health Care	18.7%
Education	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.6%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.9%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.6%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Port Authority, Ser A, AMT	5.000%	07/01/28	2.2%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A	5.000%	03/01/29	2.1%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017630
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$63	0.62%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance versus the benchmark during the reporting period was due largely to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Sector allocation had a positive impact on Fund performance, most notably an overweight allocation to transportation bonds and an underweight to the utility sector. This was partly offset by security selection in education and transportation bonds. New Jersey municipal bonds lagged the overall municipal market, which detracted from the Fund’s relative performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New Jersey Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,478	$106,878	$104,908
Aug/17	$106,203	$107,822	$106,233
Aug/18	$105,654	$108,349	$105,861
Aug/19	$113,026	$117,796	$113,525
Aug/20	$115,541	$121,607	$117,370
Aug/21	$117,202	$125,737	$119,899
Aug/22	$109,258	$114,883	$112,608
Aug/23	$110,714	$116,841	$114,181
Aug/24	$115,280	$123,955	$119,669
Aug/25	$117,477	$124,051	$123,002

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class F Shares	1.91%	0.33%	1.62%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	2.79%	0.94%	2.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 91,988,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 219
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$91,988	85	$219	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Water	1.2%
Housing	1.7%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.8%
Transportation	15.2%
Health Care	16.8%
Education	20.3%
General Revenue	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.8%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147415
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$47	0.47%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance versus the benchmark during the reporting period was due largely to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Sector allocation had a positive impact on Fund performance, most notably an overweight allocation to transportation bonds and an underweight to the utility sector. This was partly offset by security selection in education and transportation bonds. New Jersey municipal bonds lagged the overall municipal market, which detracted from the Fund’s relative performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New Jersey Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,559	$106,878	$104,908
Aug/17	$106,439	$107,822	$106,233
Aug/18	$106,048	$108,349	$105,861
Aug/19	$113,617	$117,796	$113,525
Aug/20	$116,319	$121,607	$117,370
Aug/21	$118,168	$125,737	$119,899
Aug/22	$110,325	$114,883	$112,608
Aug/23	$111,849	$116,841	$114,181
Aug/24	$116,755	$123,955	$119,669
Aug/25	$119,157	$124,051	$123,002

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class Y Shares	2.06%	0.48%	1.77%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	2.79%	0.94%	2.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 91,988,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 219
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$91,988	85	$219	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Water	1.2%
Housing	1.7%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.8%
Transportation	15.2%
Health Care	16.8%
Education	20.3%
General Revenue	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.8%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017629
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$61	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields).

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period due primarily to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Security selection in revenue sectors was a positive contributor to performance, particularly within transportation, housing, and health care. Overweight allocations to education and transportation bonds also bolstered Fund performance for the period.

While New York State faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability (a commitment to provide future non-pension benefits, such as health care and life insurance, to retired employees) and population growth issues, the state is buffered by sizeable principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from S&P Global Ratings, Fitch Ratings, and Moody’s Corp., respectively, reflecting a strong credit profile.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New York Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg New York Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,087	$106,878	$105,306
Aug/17	$105,727	$107,822	$106,771
Aug/18	$103,996	$108,349	$105,695
Aug/19	$111,699	$117,796	$114,175
Aug/20	$113,135	$121,607	$116,481
Aug/21	$115,692	$125,737	$120,099
Aug/22	$107,821	$114,883	$112,574
Aug/23	$109,233	$116,841	$114,489
Aug/24	$114,166	$123,955	$119,802
Aug/25	$115,981	$124,051	$122,845

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class F Shares	1.59%	0.50%	1.49%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg New York Intermediate Municipal Index (USD)	2.54%	1.07%	2.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 110,203,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 258
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$110,203	75	$258	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.3%
Cash Equivalent	1.3%
Power	1.4%
Tobacco	2.1%
Water	2.9%
Utilities	3.3%
Housing	3.7%
General Obligations	4.1%
Industrial Development	5.1%
Health Care	10.9%
Transportation	12.4%
Airports	14.4%
Education	18.4%
General Revenue	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	4.2%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.0%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.4%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3	5.000%	07/15/32	2.3%
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
New York City, Energy Finance Development	5.000%	07/01/56	2.0%
Hudson Yards Infrastructure	5.000%	02/15/34	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147414
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$46	0.46%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields).

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period due primarily to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Security selection in revenue sectors was a positive contributor to performance, particularly within transportation, housing, and health care. Overweight allocations to education and transportation bonds also bolstered Fund performance for the period.

While New York State faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability (a commitment to provide future non-pension benefits, such as health care and life insurance, to retired employees) and population growth issues, the state is buffered by sizeable principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from S&P Global Ratings, Fitch Ratings, and Moody’s Corp., respectively, reflecting a strong credit profile.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New York Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg New York Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,064	$106,878	$105,306
Aug/17	$105,967	$107,822	$106,771
Aug/18	$104,289	$108,349	$105,695
Aug/19	$112,197	$117,796	$114,175
Aug/20	$113,813	$121,607	$116,481
Aug/21	$116,567	$125,737	$120,099
Aug/22	$108,782	$114,883	$112,574
Aug/23	$110,366	$116,841	$114,489
Aug/24	$115,643	$123,955	$119,802
Aug/25	$117,655	$124,051	$122,845

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class Y Shares	1.74%	0.67%	1.64%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg New York Intermediate Municipal Index (USD)	2.54%	1.07%	2.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 110,203,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 258
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$110,203	75	$258	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.3%
Cash Equivalent	1.3%
Power	1.4%
Tobacco	2.1%
Water	2.9%
Utilities	3.3%
Housing	3.7%
General Obligations	4.1%
Industrial Development	5.1%
Health Care	10.9%
Transportation	12.4%
Airports	14.4%
Education	18.4%
General Revenue	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	4.2%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.0%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.4%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3	5.000%	07/15/32	2.3%
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
New York City, Energy Finance Development	5.000%	07/01/56	2.0%
Hudson Yards Infrastructure	5.000%	02/15/34	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017626
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class F
Trading Symbol	SEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$65	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F of the Fund underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period. Yield-curve positioning detracted from performance due to positions in longer-dated bonds as the curve steepened and longer-term yields rose. Security selection in revenue sectors had an overall negative impact on performance, most notably in the education, transportation, and utility sectors. This was partially offset by the positive contribution of security selection in the health care and housing sectors. Additionally, overweight allocations to the health care and education sectors hampered Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Pennsylvania Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$104,747	$106,878	$105,339
Aug/17	$105,721	$107,822	$107,450
Aug/18	$104,227	$108,349	$107,001
Aug/19	$112,991	$117,796	$117,425
Aug/20	$116,587	$121,607	$121,949
Aug/21	$118,368	$125,737	$125,684
Aug/22	$109,300	$114,883	$116,736
Aug/23	$110,044	$116,841	$118,223
Aug/24	$114,841	$123,955	$123,538
Aug/25	$117,394	$124,051	$127,301

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class F Shares	2.22%	0.14%	1.62%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	3.05%	0.86%	2.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 138,384,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 378
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,384	118	$378	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Industrial Development	0.7%
Cash Equivalent	0.8%
Public Facilities	1.6%
Housing	2.1%
Tobacco	2.3%
Airports	3.1%
Utilities	3.6%
Nursing Homes	4.9%
General Revenue	8.8%
Water	10.3%
General Obligations	10.5%
Transportation	12.6%
Health Care	18.6%
Education	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.8%
Pennsylvania State, BAM	4.000%	03/01/35	2.5%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.3%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.2%
Pennsylvania State	5.000%	09/01/32	2.1%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147412
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$50	0.49%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y of the Fund underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period. Yield-curve positioning detracted from performance due to positions in longer-dated bonds as the curve steepened and longer-term yields rose. Security selection in revenue sectors had an overall negative impact on performance, most notably in the education, transportation, and utility sectors. This was partially offset by the positive contribution of security selection in the health care and housing sectors. Additionally, overweight allocations to the health care and education sectors hampered Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Pennsylvania Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$104,865	$106,878	$105,339
Aug/17	$105,998	$107,822	$107,450
Aug/18	$104,558	$108,349	$107,001
Aug/19	$113,626	$117,796	$117,425
Aug/20	$117,417	$121,607	$121,949
Aug/21	$119,380	$125,737	$125,684
Aug/22	$110,401	$114,883	$116,736
Aug/23	$111,204	$116,841	$118,223
Aug/24	$116,318	$123,955	$123,538
Aug/25	$119,084	$124,051	$127,301

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class Y Shares	2.38%	0.28%	1.76%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	3.05%	0.86%	2.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 138,384,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 378
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,384	118	$378	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Industrial Development	0.7%
Cash Equivalent	0.8%
Public Facilities	1.6%
Housing	2.1%
Tobacco	2.3%
Airports	3.1%
Utilities	3.6%
Nursing Homes	4.9%
General Revenue	8.8%
Water	10.3%
General Obligations	10.5%
Transportation	12.6%
Health Care	18.6%
Education	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.8%
Pennsylvania State, BAM	4.000%	03/01/35	2.5%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.3%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.2%
Pennsylvania State	5.000%	09/01/32	2.1%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000047166
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class F
Trading Symbol	SEATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$86	0.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.87%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US and the Bloomberg U.S. Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance relative to its blended benchmark for the reporting period was attributable primarily to security selection within the project finance sector and an overweight allocation to the long end of the yield curve. An allocation to preferred securities, which are not represented in the Fund’s benchmark, contributed positively to performance. Spectrum Asset Management, the Fund’s preferred securities sub-adviser, was the largest contributor to Fund performance for the period. Allspring Global Investments performed in line with the Fund’s benchmark for the period; security selection in revenue sectors was a positive contributor. Pacific Investment Management Company LLC underperformed the Fund’s benchmark due to security selection within the project finance sector and an overweight allocation to longer-dated securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Advantaged Income Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Aug/15	$100,000	$100,000	$100,000
Aug/16	$111,116	$106,878	$110,744
Aug/17	$113,754	$107,822	$112,642
Aug/18	$116,936	$108,349	$117,022
Aug/19	$126,179	$117,796	$127,990
Aug/20	$129,958	$121,607	$130,505
Aug/21	$141,564	$125,737	$141,711
Aug/22	$127,393	$114,883	$128,265
Aug/23	$127,309	$116,841	$129,561
Aug/24	$141,016	$123,955	$142,294
Aug/25	$139,081	$124,051	$141,062

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class F Shares	-1.37%	1.37%	3.35%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US	-0.87%	1.57%	3.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 829,947,000
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 3,296
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,947	439	$3,296	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.4%
Pollution Control	1.2%
Mortgage-Backed Securities	1.5%
Transportation	1.6%
Airports	2.0%
U.S. Treasury Obligations	2.2%
Power	3.0%
General Obligations	3.0%
Preferred Stock	3.5%
Health Care	3.6%
Water	4.1%
Nursing Homes	5.2%
Education	6.4%
Tobacco	6.5%
Industrial Development	8.2%
Housing	8.8%
General Revenue	17.0%
Corporate Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.2%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07, Cl A	3.167%	10/01/38	1.1%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Toll Road Investors Partnership II, AGUK	0.000%	02/15/43	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147418
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class Y
Trading Symbol	STAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$62	0.62%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.61%.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US and the Bloomberg U.S. Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance relative to its blended benchmark for the reporting period was attributable primarily to security selection within the project finance sector and an overweight allocation to the long end of the yield curve. An allocation to preferred securities, which are not represented in the Fund’s benchmark, contributed positively to performance. Spectrum Asset Management, the Fund’s preferred securities sub-adviser, was the largest contributor to Fund performance for the period. Allspring Global Investments performed in line with the Fund’s benchmark for the period; security selection in revenue sectors was a positive contributor. Pacific Investment Management Company LLC underperformed the Fund’s benchmark due to security selection within the project finance sector and an overweight allocation to longer-dated securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Advantaged Income Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Aug/15	$100,000	$100,000	$100,000
Aug/16	$111,401	$106,878	$110,744
Aug/17	$114,326	$107,822	$112,642
Aug/18	$117,814	$108,349	$117,022
Aug/19	$127,444	$117,796	$127,990
Aug/20	$131,585	$121,607	$130,505
Aug/21	$143,694	$125,737	$141,711
Aug/22	$129,614	$114,883	$128,265
Aug/23	$129,843	$116,841	$129,561
Aug/24	$144,187	$123,955	$142,294
Aug/25	$142,551	$124,051	$141,062

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class Y Shares	-1.13%	1.61%	3.61%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US	-0.87%	1.57%	3.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 829,947,000
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 3,296
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,947	439	$3,296	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.4%
Pollution Control	1.2%
Mortgage-Backed Securities	1.5%
Transportation	1.6%
Airports	2.0%
U.S. Treasury Obligations	2.2%
Power	3.0%
General Obligations	3.0%
Preferred Stock	3.5%
Health Care	3.6%
Water	4.1%
Nursing Homes	5.2%
Education	6.4%
Tobacco	6.5%
Industrial Development	8.2%
Housing	8.8%
General Revenue	17.0%
Corporate Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.2%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07, Cl A	3.167%	10/01/38	1.1%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Toll Road Investors Partnership II, AGUK	0.000%	02/15/43	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
[10]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
[11]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
[12]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
[13]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
[14]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.
[15]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
[16]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.61%.